Consolidated Statement of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses
Exploration and evaluation	$ (32,490,168)	$ (18,064,865)
General and administration	(9,516,288)	(5,768,262)
Total	(42,006,456)	(23,833,127)
Other income (expenses)
Revaluation of warrants liability	(10,564,475)	(2,115,036)
Foreign exchange gain (loss)	602,839	(1,913,870)
Other income (expense)	1,186	5,126
Net loss before finance items and income tax	(51,966,906)	(27,856,907)
Finance income (expense)
Interest income	2,982,099	1,097,816
Finance costs	(873,548)	(189,831)
Net loss before income tax	(49,858,355)	(26,948,922)
Income tax
Net loss and comprehensive loss	$ (49,858,355)	$ (26,948,922)
Basic loss per common share (in Dollars per share)	$ (0.58)	$ (0.33)
Diluted loss per common share (in Dollars per share)	$ (0.58)	$ (0.33)
Weighted average common shares outstanding, basic (in Shares)	85,322,944	68,401,442
Weighted average common shares outstanding, diluted (in Shares)	85,322,944	68,401,442